Summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2012
Office building | Minimum
Property, Plant and Equipment
Estimated useful life	33 years
Office building | Maximum
Property, Plant and Equipment
Estimated useful life	40 years
Office furniture
Property, Plant and Equipment
Estimated useful life	5 years
Computers & office equipment
Property, Plant and Equipment
Estimated useful life	4 years
Game servers
Property, Plant and Equipment
Estimated useful life	4 years
Motor vehicles
Property, Plant and Equipment
Estimated useful life	6 years
Office improvement
Property, Plant and Equipment
Estimated useful life	20 years
Software
Property, Plant and Equipment
Estimated useful life	5 years